Taxation - Deferred Tax Assets and Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Assets, Net [Abstract]
Within one year			$ 133
After one year			985
Total deferred tax assets, net	[1]		1,118
Deferred Tax Liabilities, Net [Abstract]
Within one year		$ (176)	(165)
After one year		(909)	(1,014)
Total deferred tax liabilities		$ (1,085)	$ (1,179)

[1]	As of December 31, 2019 and 2020, the deferred tax assets and liabilities balances are expected to be recoverable as follows: